Earnings Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
The reconciliation of basic and diluted earnings per share for each period presented was as follows (dollars and shares in thousands, except per share amounts):

	Year ended December 31,
	2018	2017	2016
Net loss attributable to common stockholders	$(374,080)	$(59,400)	$(81,978)

Basic - weighted average shares outstanding	108,771	98,689	91,226
Dilutive effect of stock options and restricted stock	—	—	—
Diluted - weighted average shares outstanding	108,771	98,689	91,226

Loss per share
Basic	$(3.44)	$(0.60)	$(0.90)
Diluted	$(3.44)	$(0.60)	$(0.90)

For all periods presented, we excluded all potentially dilutive restricted shares and stock options in calculating diluted earnings per share as the effect was anti-dilutive due to the net losses incurred for these periods.